UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09417 _____________________________________________________

BlackRock Pennsylvania Strategic Municipal Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Pennsylvania Strategic Municipal Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—125.5%
			Multi-State—13.8%
	$4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	$ 4,314,360

			Pennsylvania—104.7%
AAA	2,150	[4,5]	Allegheny Cnty. Port Auth., 6.125%, 3/01/09, MBIA	N/A	2,406,495
AAA	1,800		Allegheny Cnty. San. Auth., 5.375%, 12/01/24, MBIA	12/07 @ 102	1,936,242
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth., Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,467,270
Aaa	2,500	[6]	Delaware Cnty. Hlth. Facs. Auth., Mercy Hlth. Corp. Proj., 6.00%, 12/15/26	ETM	2,633,625
AAA	1,250		Delaware Cnty. Ind. Dev. Auth. Wtr. Facs., 6.00%, 6/01/29, FGIC	06/09 @ 101	1,374,525
			Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	1,000		6.25%, 11/01/31	05/11 @ 101	1,039,250
A3	1,000		6.375%, 11/01/41	05/11 @ 101	1,038,200
AA+	1,055		Hsg. Fin. Agcy., Sngl. Fam. Mtg., Ser. 60A, 5.85%, 10/01/27	04/07 @ 101.5	1,073,716
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,385,462
			Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp. Proj.,
B3	1,250		6.00%, 11/01/23	11/08 @ 102	1,159,613
AAA	1,250		6.20%, 11/01/14	11/09 @ 102	1,217,775
BBB+	1,250		Montgomery Cnty. Ind. Dev. Auth. Retirement Cmnty. Rev., 5.25%, 11/15/28	11/08 @ 101	1,249,925
AAA	1,250		Philadelphia Arpt. Sys., Ser. B, 5.40%, 6/15/27, FGIC	06/07 @ 102	1,289,100
AAA	1,250		Philadelphia Pkg. Auth. Pkg. Rev., 5.625%, 9/01/18, FSA	09/09 @ 101	1,355,988
			Philadelphia Sch. Dist., GO,
AAA	1,190	[4]	Ser. B, 5.50%, 9/01/05, AMBAC	N/A	1,217,037
AAA	2,800	[4]	Ser. C, 5.50%, 3/01/10, MBIA	N/A	3,072,804
AAA	3,050	[4]	Ser. C, 5.75%, 3/01/10, MBIA	N/A	3,381,413
AA	220		Philadelphia Univ. Proj., 6.10%, 6/01/30, RAA	06/10 @ 100	242,286
AAA	2,250		Southeastern Trans. Auth., 5.375%, 3/01/17, FGIC	03/07 @ 102	2,388,532
A	1,000	[4]	Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.75%, 1/01/06	N/A	1,033,050
AAA	840		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	889,652

					32,851,960

			Puerto Rico—7.0%
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	1,495	[4]	5.50%, 2/01/12	N/A	1,661,573
BBB+	505		5.50%, 8/01/29	02/12 @ 100	542,319

					2,203,892

			Total Long-Term Investments (cost $36,367,659)		39,370,212

1

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—27.6%
			Pennsylvania—23.9%
A1+	$2,000	[7]	Delaware Cnty. Ind. Dev. Auth. Arpt. Facs., 2.15%, 4/01/05, FRDD	$ 2,000,000
A1+	1,400	[7]	Emmaus Gen. Auth., 2.29%, 4/06/05, FSA, FRWD	1,400,000
A1+	1,400	[7]	Higher Edu. Asst. Agcy. Student Loan Rev.,
			Ser. A, 2.27%, 4/06/05, AMBAC, FRWD	1,400,000
A-1	1,300	[7]	South Fork Mun. Auth. Pennsylvania Hosp. Rev., Conemaugh Hlth. Sys. Proj.,
			Ser. A, 2.19%, 4/01/05, FRDD	1,300,000
VMIG1	1,400	[7]	Upper Merion Mun. Util. Auth. Swr. Rev., 2.31%, 4/07/05, FRWD	1,400,000

	Shares			7,500,000
	(000)

			Money Market Fund—3.7%

	1,150		AIM Tax Free Investment Co. Cash Reserve Portfolio	1,150,000

			Total Short-Term Investments (cost $8,650,000)	8,650,000

			Total Investments—153.1% (cost $45,017,6598)	$ 48,020,212
			Other assets in excess of liabilities—2.7%	853,142
			Preferred shares at redemption value, including dividends payable—(55.8)%	(17,500,935)

			Net Assets Applicable to Common Shareholders—100%	$ 31,372,419

[1]	Using the higher of Standard & Poor’s, Moody's Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 13.8% of it nets assets, with a current market value of $4,314,360, in securities restricted as to resale.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[6]	This security is collateralized by U.S. Treasury obligations.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[8]	Cost for Federal income tax purposes is $44,946,444. The net unrealized appreciation on a tax basis is $3,073,768 consisting of $3,091,765 gross unrealized appreciation and $17,997 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FRDD	—	Floating Rate Daily Demand	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	RAA	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance Co.

2

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Pennsylvania Strategic Municipal Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005